UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 7, 2010
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	$288,269 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$4,256.26
199,450
Sole
None
199,450
AMEDISYS INC COM
023436108
$6,200.93
112,295
Sole
None
112,295
AMERICAN CAMPUS CMNTYS
COM
024835100
$3,149.64
113,870
Sole
None
113,870
AMERICAN EXPRESS CO COM
025816109
$5,448.09
132,043
Sole
None
132,043
ANADARKO PETE CORP COM
032511107
$233.06
3,200
Sole
None
3,200
BAKBONE SOFTWARE INC COM
057101107
$36.54
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$1,213.16
25,900
Sole
None
25,900
BANK OF AMERICA CORP COM
060505104
$265.05
14,849
Sole
None
14,849
BIG LOTS INC COM
089302103
$4,552.94
125,012
Sole
None
125,012
BIOELECTRONICS CORP COM
09062H108
$1.85
60,000
Sole
None
60,000
BP PLC SPONSORED ADR
055622104
$772.84
13,542
Sole
None
13,542
BRISTOL-MYERS SQUIBB CO COM
110122108
$347.79
13,026
Sole
None
13,026
CATERPILLAR INC DEL COM
149123101
$236.32
3,760
Sole
None
3,760
CEL-SCI CORP COM NEW
150837409
$6.50
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$2,056.96
27,126
Sole
None
27,126
CISCO SYS INC COM
17275R102
$4,488.12
172,421
Sole
None
172,421
COMCAST CORP COM CL A
20030N101
$6,135.40
325,831
Sole
None
325,831
DATATRAK INTL INC COM
238134100
$3.40
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$3,972.18
124,325
Sole
None
124,325
E MED FUTURE INC COM
26875d108
$1.33
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$5,024.43
54,061
Sole
None
54,061
ESTEE LAUDER COS INC COM
518439104
$7,447.27
114,803
Sole
None
114,803
EXXON CORP COM
30231G102
$815.91
12,181
Sole
None
12,181
FEC RESOURCES INC COM
30246x108
$1.36
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$342.82
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$2,208.88
102,429
Sole
None
102,429
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$5,946.65
412,675
Sole
None
412,675
FRANKLIN RES INC COM
354613101
$5,068.35
45,702
Sole
None
45,702
GATX CORP COM
361448103
$4,172.44
145,635
Sole
None
145,635
GENCORP INC COM
368682100
$5,031.72
873,562
Sole
None
873,562
GENERAL ELEC CO COM
369604103
$4,288.72
235,644
Sole
None
235,644
GRAND CANYON ED INC COM
38526M106
$6,314.88
241,579
Sole
None
241,579
HEWLETT PACKARD CO COM
428236103
$5,973.10
112,382
Sole
None
112,382
INTEL CORP COM
458140100
$5,828.52
261,486
Sole
None
261,486
INTERNATIONAL BUS MACH
COM
459200101
$368.85
2,876
Sole
None
2,876
J P MORGAN CHASE & CO COM
46625H100
$1,758.85
39,304
Sole
None
39,304
JO-ANN STORES INC COM
47758P307
$7,712.57
183,720
Sole
None
183,720
JOHNSON & JOHNSON COM
478160104
$3,870.29
59,360
Sole
None
59,360
KAISER ALUMINUM CORP COM
PAR $0.01
483007704
$4,295.93
111,380
Sole
None
111,380
KENNAMETAL INC COM
489170100
$3,611.59
128,435
Sole
None
128,435
KIMBERLY CLARK CORP COM
494368103
$230.52
3,666
Sole
None
3,666
LAZARD FDS INC EMERG MKT
RETL
52106n764
$4,013.52
207,203
Sole
None
207,203
LIQUIDITY SERVICES INC COM
53635B107
$4,524.71
392,089
Sole
None
392,089
LKQ CORP COM
501889208
$2,765.98
136,255
Sole
None
136,255
LOEWS CORP COM
540424108
$2,431.85
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$7,925.07
86,405
Sole
None
86,405
LULULEMON ATHLETICA IN COM
550021109
$11,139.87
268,560
Sole
None
268,560
MAGELLAN MIDSTREAM PRT
COM UNIT RP LP
559080106
$232.90
4,900
Sole
None
4,900
MERCK & CO INC NEW COM
58933Y105
$4,905.47
131,338
Sole
None
131,338
MICROSOFT CORP COM
594918104
$3,227.82
110,212
Sole
None
110,212
MOTOROLA
620076109
$1,270.52
180,986
Sole
None
180,986
NATIONAL SEMICONDUCTOR
COM
637640103
$2,914.41
201,550
Sole
None
201,550
NEWFIELD EXPL CO COM
651290108
$6,616.65
127,121
Sole
None
127,121
NORDSON CORP COM
655663102
$8,431.66
124,141
Sole
None
124,141
NORDSTROM INC COM
655664100
$4,930.60
120,700
Sole
None
120,700
NORTHROP GRUMMAN CORP
COM
666807102
$4,292.93
65,471
Sole
None
65,471
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$5,178.32
659,658
Sole
None
659,658
ORACLE CORP COM
68389X105
$6,744.07
262,313
Sole
None
262,313
PETSMART INC COM
716768106
$4,501.09
140,835
Sole
None
140,835
PFIZER INC COM
717081103
$309.75
18,061
Sole
None
18,061
PHILIP MORRIS INTL INC COM
718172109
$380.82
7,301
Sole
None
7,301
PROCTER & GAMBLE CO COM
742718109
$389.13
6,150
Sole
None
6,150
PROGRESSIVE CORP OHIO COM
743315103
$2,426.34
127,100
Sole
None
127,100
PULTE GROUP INC COM
745867101
$3,091.56
274,805
Sole
None
274,805
SCHLUMBERGER LTD COM
806857108
$4,164.82
65,629
Sole
None
65,629
SCHWAB CHARLES CORP NEW
COM
808513105
$4,823.70
258,090
Sole
None
258,090
SIMON PPTY GROUP NEW COM
828806109
$5,752.77
68,567
Sole
None
68,567
SMITH INTL INC COM
832110100
$4,139.62
96,675
Sole
None
96,675
STARBUCKS CORP COM
855244109
$841.44
34,670
Sole
None
34,670
TENET HEALTHCARE CORP COM
88033G100
$6,001.34
1,049,185
Sole
None
1,049,185
TERADYNE INC COM
880770102
$6,132.22
548,990
Sole
None
548,990
TETRA TECH INC NEW COM
88162G103
$6,689.96
290,363
Sole
None
290,363
TIME WARNER INC COM
887317303
$3,185.44
101,869
Sole
None
101,869
TRANSOCEAN INC COM
H8817H100
$4,025.48
46,602
Sole
None
46,602
TRAVELERS COMPANIES COM
89417e109
$4,451.78
82,532
Sole
None
82,532
WALT DISNEY CO COM
254687106
$5,361.99
153,595
Sole
None
153,595
WELLS FARGO & CO NEW COM
949746101
$4,295.52
138,031
Sole
None
138,031
WEYERHAEUSER CO COM
962166104
$5,106.00
112,790
Sole
None
112,790
WYNDHAM WORLDWIDE CORP
COM
98310W108
$6,960.07
270,504
Sole
None
270,504









$288,269.19
80